Contingencies and Other Commitments - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended		12 Months Ended				12 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2009 Litigation, Former CEO [Member]	Dec. 31, 2005 Litigation, Former CEO [Member]	Dec. 31, 2011 Litigation, Former CEO [Member]	Dec. 31, 2009 Litigation, Former CEO [Member]	Dec. 31, 2005 Securities Litigation Settlement [Member]	Jan. 11, 2007 Securities Litigation Settlement [Member]	Dec. 31, 2004 Litigation, General Medicine [Member]	Dec. 31, 1996 Litigation, General Medicine [Member]	Sep. 30, 2010 Litigation, Sulton [Member]	Dec. 31, 2010 Litigation, Sulton [Member]	Dec. 31, 2011 Litigation, Sulton [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Gross	$ 0	$ 0	$ (100.0)	$ 2,900.0
Litigation, Damages Sought					in excess of $70 million
Net Recoveries, Percentage Owed to Federal Plaintiffs									25.00%
Gain (Loss) Related to Litigation Settlement						12.3	6.5
Net Recoveries, Percentage Owed to Derivative Litigation Attorneys									35.00%
Litigation Settlement, Expense						5.2
Long-term Purchase Commitment, Time Period											three years
Consent Judgment Awarded to Plaintiff										376
Damages Awarded, Plaintiff												12.3
Loss Contingency, Liability Recorded, Current													12.3	12.3
Loss Contingency, Receivable Recorded, Current													7.7	7.7
Loss Contingency, Loss in Period								215.0					4.6
Loss Contingency, Payments													6.0
Purchase Obligations, Due Within One Year	23.2
Purchase Obligations, Due Within Two Years	23.0
Purchase Obligations, Due Within Three Years	18.7
Purchase Obligations, Due Within Four Years	22.3
Purchase Obligations, Due Within Five Years	20.3
Purchase Obligations, Due After Five Years	43.0
Severance Agreements, Due Within One Year	0.2
Severance Agreements, Due Within Two Years	0.2
Severance Agreements, Due Within Three Years	0.2
Severance Agreements, Due Within Four Years	0.2
Severance Agreement, Due Within Five Years	0.2
Severance Agreements, Due After Five Years	$ 2.4